As filed with the Securities and Exchange Commission on June 27, 2025

Securities Act File No. 333-281462

Investment Company Act File No. 811-23994

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒ PRE-EFFECTIVE AMENDMENT NO. 4

☐ POST-EFFECTIVE AMENDMENT NO. ☐

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ AMENDMENT NO. 4

Eagle Point Defensive Income Trust

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 202

Greenwich, CT 06830

(203) 340-8500

(Address and telephone number, including area code, of principal executive offices)

Thomas P. Majewski
600 Steamboat Road, Suite 202
Greenwich, CT 06830

(Name and address of agent for service)

COPIES TO:

Thomas J. Friedmann, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110 (617) 728-7120	Philip T. Hinkle, Esq. Alexander C. Karampatsos, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006 (202) 261-3460

Approximate Date of Commencement of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.

☐	immediately upon filing pursuant to paragraph (b) of Rule 486.

☐	on (date) pursuant to paragraph (b) of Rule 486.

☐	60 days after filing pursuant to paragraph (a) of Rule 486.

☐	on (date) pursuant to paragraph (a) of Rule 486.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ______.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☒	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 (File Nos. 333-281462 and 811-23994) (the “Registration Statement”) of Eagle Point Defensive Income Trust (the “Registrant”) is being filed solely for the purpose of including an updated Consent of the Independent Registered Public Accounting Firm as an exhibit. Accordingly, this Pre-Effective Amendment No. 4 consists only of a facing page, this explanatory note and Part C of the Registration Statement setting forth the exhibits to the Registration Statement. This Pre-Effective Amendment No. 4 does not modify any other part of the Registration Statement. This Pre-Effective Amendment No. 4 incorporates by reference the information contained in Parts A and B of the Registration Statement.

PART C: OTHER INFORMATION

Item 25. Financial Statements and Exhibits

Financial Statements

Part A:	The audited financial highlights of the Registrant contained in the Registrant’s annual report for the period ended September 30, 2024 is incorporated by reference in Part A of this registration statement in the section entitled “Financial Highlights.” The unaudited financial highlights of the Registrant contained in the Registrant’s semi-annual report for the period ended March 31, 2025 is incorporated by reference in Part A of this registration statement in the section entitled “Financial Highlights.”

Part B:	The Financial Statements provided include the financial statements of Eagle Point Defensive Income Fund NJ LP as of December 31, 2023. In addition, the Registrant’s audited Financial Statements and the notes thereto in the Registrant’s annual report to Shareholders for the fiscal period ended September 30, 2024 and the unaudited Financial Statements and notes thereto in the Registrant’s semi-annual report to Shareholders for the fiscal period ended March 31, 2025, each filed electronically with the Securities and Exchange Commission pursuant to Section 30(b)(2) of the Investment Company Act of 1940, as amended, are incorporated by reference into Part B of this registration statement.

Exhibits

(a)(1)	Certificate of Trust dated January 30, 2024 (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on August 9, 2024).

(a)(2)	Amended and Restated Declaration of Trust dated July 30, 2024 (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on August 9, 2024).

(a)(3)	Supplement to the Amended and Restated Declaration of Trust dated April 16, 2025 (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, SEC File No. 333-281462, filed on May 21, 2025).

(b)	Amended and Restated By-laws dated February 12, 2025 (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, SEC File No. 333-281462, filed on May 21, 2025).

(c)	Not applicable.

(d)	Form of Multiple Class Plan (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, SEC File No. 333-281462, filed on May 21, 2025).

(e)	Distribution Reinvestment Plan (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, SEC File No. 333-281462, filed on May 21, 2025).

(f)	Not applicable.

(g)	Investment Advisory Agreement between the Registrant and Eagle Point Defensive Income Management LLC (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on February 11, 2025).

(h)(1)	Form of Distribution Agreement (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, SEC File No. 333-281462, filed on May 21, 2025).

(h)(2)	Form of Dealer Manager Agreement (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on February 11, 2025).

(h)(3)	Form of Broker-Dealer Selling Agreement (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on February 11, 2025).

(h)(4)	Form of Distribution and Service Plan (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, SEC File No. 333-281462, filed on May 21, 2025).

(i)	Not applicable.

(j)	Custodial Agreement (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on February 11, 2025).

(k)(1)	Administration Agreement (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on February 11, 2025).

(k)(2)	Form of Expense Limitation and Reimbursement Agreement (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on February 11, 2025).

(k)(3)	Form of Organizational and Offering Expense Support and Reimbursement Agreement (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on February 11, 2025).

(l)	Opinion and Consent of Counsel (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, SEC File No. 333-281462, filed on May 21, 2025).

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm (filed herewith).

(o)	Not applicable.

(p)	Form of Investor Application (incorporated by reference from Pre-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-2, SEC File No. 333-281462, filed on May 21, 2025).

(q)	Not applicable.

(r)(1)	Code of Ethics of Registrant (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on February 11, 2025).

(r)(2)	Code of Ethics of Eagle Point Defensive Income Management LLC (incorporated by reference to Eagle Point Enhanced Income Trust's Registration Statement on Form N-2, SEC File Nos. 333-274966 and 811-23909, filed on January 27, 2025).

(s)	Powers of Attorney (incorporated by reference from Registrant’s Registration Statement on Form N-2, SEC File No.333-281462, filed on August 9, 2024).

Item 26. Marketing Arrangements

The information contained under the heading “Plan of Distribution” in the prospectus that forms a part of this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

All figures are estimates:

Non-Cash/Training and Education	$210,000
SEC registration fee	$15,922
FINRA filing fee	$16,100
Legal	$170,000
Printing	$75,000
Accounting	$50,000
Other	$100,000
Advertising and Sales	$210,000
Literature	$70,000
Due Diligence	$150,000
Transfer Agent and Escrow Agent	$--
Formation Services Fees	$--
Total Fees	$1,067,022

Item 28. Persons Controlled by or Under Common Control with Registrant

None

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of May 19, 2025 of the securities of the Fund.

Title of Class	Number of Record Holders
Class I Shares of Beneficial Interest	1
Series A Term Cumulative Preferred Shares due 2028	1

Item 30. Indemnification

Sections 7 and 8 of the Amended and Restated Declaration of Trust of Eagle Point Defensive Income Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (a)(2).

The Investment Advisory Agreement provides that the Adviser will not be liable for or any error of judgment or mistake of law or for any loss suffered by the Fund, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by the Adviser of its obligations or duties under the Investment Advisory Agreement. The Investment Advisory Agreement is incorporated by reference as Exhibit (g) to the Registrant’s Registration Statement.

The Distribution Agreement between the Registrant and ALPS Distributors, Inc. provides that the Registrant will indemnify ALPS Distributors, Inc. against certain liabilities. The Distribution Agreement is incorporated by reference as Exhibit (h)(1) to the Registrant’s Registration Statement.

The Dealer Manager Agreement between the Registrant and Eagle Point Securities LLC (“Eagle Point Securities”) provides that the Registrant will indemnify Eagle Point Securities against certain liabilities. The Dealer Manager Agreement is incorporated by reference as Exhibit (h)(2) to the Registrant’s Registration Statement.

The Registrant has entered into indemnification agreements with its officers and trustees. The indemnification agreements are intended to provide the Registrant’s officers and trustees the maximum indemnification permitted under Delaware law and the 1940 Act. Each indemnification agreement provides that the Registrant shall indemnify the trustee who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, other than a proceeding by or in the right of the Registrant.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management.” Additional information regarding the Adviser and its officers and directors is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-129465), under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	the Registrant, Eagle Point Defensive Income Trust, 600 Steamboat Road, Suite 202, Greenwich, CT 06830;

(2)	the Transfer Agent, SS&C Technologies, Inc., 80 Lamberton Rd, Windsor, Connecticut 06095;

(3)	the Custodian, Computershare Trust Company, N.A., 9062 Old Annapolis Road, Columbia, Maryland 21045; and

(4)	the Adviser, Eagle Point Defensive Income Management LLC, 600 Steamboat Road, Suite 202, Greenwich, CT 06830.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

(1)	Registrant undertakes to suspend the offering of its Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2)	Not applicable.

(3)	Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)	to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement;

(3)	to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1)	not applicable;

(2)	if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or prospectuses filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3)	the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(4)	Not Applicable.

(5)	Not Applicable.

(6)	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(7)	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to its Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Greenwich, in the State of Connecticut, on the 27th day of June, 2025.

Eagle Point Defensive Income Trust

By:	/s/ Nauman S. Malik
Nauman S. Malik
Chief Compliance Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*	Chair of the Board of Trustees, Chief Executive Officer, and Principal Executive Officer	June 27, 2025
Thomas P. Majewski

*	Chief Financial Officer, Principal Accounting Officer and Chief Operating Officer	June 27, 2025
Kenneth P. Onorio

*	Trustee	June 27, 2025
James R. Matthews

*	Trustee	June 27, 2025
Scott W. Appleby

*	Trustee	June 27, 2025
Kevin F. McDonald

*	Trustee	June 27, 2025
Paul E. Tramontano

*	Trustee	June 27, 2025
Jeffrey L. Weiss

* By:	/s/ Nauman S. Malik
Nauman S. Malik
Title: Attorney-in-fact (Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

(n)	Consent of Independent Registered Public Accounting Firm

EX-101	Inline Interactive Data File - the instance document does not appear on the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document
EX-101.INS	XBRL Taxonomy Instance Document
EX-101.SCH	XBRL Taxonomy Schema Document
EX-101.DEF	XBRL Taxonomy Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Label Linkbase Document
EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document